Non-controlling Interest - Summarized Statement of Cash Flow (Details) - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Minority Interest [Line Items]
Cash flow used in operating activities	$ (28,565,729)	$ (54,346,127)
Cash flow provided by (used in) investing activities	2,360,671	(2,327,224)
Cash flow provided by financing activities	19,291,733	5,952,288
Foreign exchange loss on cash and cash equivalents held in foreign currencies	180,241	(389,485)
Net decrease in cash and cash equivalents	(6,733,084)	(51,110,548)
Sprout Foods, Inc.
Minority Interest [Line Items]
Cash flow used in operating activities	(28,565,729)	(10,214,243)
Cash flow provided by (used in) investing activities	2,360,671	(122,136)
Cash flow provided by financing activities	19,291,733	11,280,528
Net decrease in cash and cash equivalents	$ (6,913,325)	$ 944,149